Note 7 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
NOTE 7 - DEPOSITS

The following is a detail of deposit accounts:

(Dollars in thousands)	December 31,
	2012	2011
Noninterest bearing deposits	$38,797	$34,120
Interest bearing
NOW	55,282	56,286
Money market	35,889	33,815
Savings	24,074	25,701
Time, less than $100,000	105,262	124,428
Time, $100,000 and over	60,328	41,797
Total deposits	$319,632	$316,147

At December 31, 2012 and 2011, the Bank had approximately $16,081,000 and $44,655,000, respectively, in time deposits from customers outside its market area.  This includes $13,583,000 and $42,898,000 in brokered and wholesale deposits in 2012 and 2011, respectively.  Contractual rates of interest on brokered and wholesale deposits outstanding at December 31, 2012, ranged from a low of 1.85% to a high of 3.25%.  Contractual rates of interest on brokered and wholesale deposits outstanding at December 31, 2011, ranged from a low of 0.35% to a high of 3.25%.

At December 31, 2012 the scheduled maturities of time deposits are as follows:

(Dollars in thousands)

2013	$144,190
2014	15,752
2015	232
2016	5,407
2017	9
$165,590